SELECT BALANCE SHEET DETAILS (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Inventory	$ 371,000		$ 262,000	$ 45,000
Work in process	346,000		254,000
Finished goods	25,000		8,000
Reserves for obsolete and slow-moving items	3,000		3,000
Carrying amount of acquired trademarks and trade names	43,000		47,000
Accumulated amortization	304,000		300,000
Amortization expense	4,000	0
Patents [Member]
Amortization expense	$ 3,000	$ 0